Long-term debt - Additional Information (Detail)							1 Months Ended	3 Months Ended
	Nov. 08, 2022 USD ($)	Aug. 01, 2022 USD ($)	Jul. 22, 2022 USD ($)	Apr. 30, 2022 USD ($)	Apr. 29, 2022 USD ($)	Jan. 18, 2022 USD ($)	Jun. 30, 2021 USD ($) business_unit $ / shares shares	Mar. 17, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 CAD ($)	Jun. 24, 2022 USD ($)	Apr. 29, 2022 creditFacility	Apr. 29, 2022 extension_period	Feb. 15, 2022 CAD ($)	Jan. 18, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 20, 2021 USD ($)	Apr. 09, 2021 CAD ($) $ / shares	Feb. 15, 2021 CAD ($)
Debt Instrument [Line Items]
Short-term debt									$ 705,386,000
Liquidity available under the facilities									2,515,600,000							$ 2,050,200,000
Letters of credit issued									$ 465,200,000							317,200,000
Green Equity Units issued (in shares) | shares							23,000,000
Green Equity Units, stated value (in USD per share) | (per share)									$ 50
Green Equity Units, beneficial ownership interest in remarketable senior note (percent)							5.00%
Green Equity Units, annual distributions (percent)							7.75%
Green Equity Units, share purchase contract, interest rate (percent)							6.57%
Contract adjustment payments, excluding interest							$ 222,378,000		$ 222,378,000
Number of trading days included in average price of common shares | business_unit							20
Debt instrument, convertible debt, conversion ration to common shares							2.7778
Green Equity Unit, threshold appreciation price per share (in USD per share) | $ / shares							$ 18
Green Equity Units, maximum settlement rate under the purchase contracts							3.3333
Green Equity Units, price per share included in maximum settlement rate calculation (in USD per share) | $ / shares							$ 15
Share price (in USD per share) | $ / shares																		$ 999.92
Debt instrument, effective interest rate						4.95%									4.95%
Debt instrument, term						10 years
Interest on long-term debt									$ 70,274,000							$ 49,806,000
Senior unsecured revolving credit facilities | Regulated Services Credit Facility
Debt Instrument [Line Items]
Par value					$ 1,000,000,000
Senior Unsecured Debentures Due February 2050
Debt Instrument [Line Items]
Par value																		$ 1,000
Junior Subordinated Notes Series 2022-B Due January 18, 2082
Debt Instrument [Line Items]
Par value						$ 750,000,000
Interest rate (percent)						4.75%									4.75%
Junior Subordinated Notes Series 2022-A Due January 18, 2082
Debt Instrument [Line Items]
Par value						$ 320,000,000									$ 400,000,000
Interest rate (percent)						5.25%									5.25%
Senior Unsecured Notes
Debt Instrument [Line Items]
Debt repaid upon maturity		$ 115,000		$ 80,000,000
Senior Unsecured Notes | Subsequent Event
Debt Instrument [Line Items]
Debt repaid upon maturity								$ 15,000,000
Senior Unsecured Notes | Senior Unsecured Syndicated Revolving Credit Facility Maturing On July 12, 2024
Debt Instrument [Line Items]
Weighted average coupon									1.18%	1.18%
Senior Unsecured Notes | Senior unsecured revolving credit facilities | Regulated Services Credit Facility
Debt Instrument [Line Items]
Par value					$ 500,000,000						$ 25,000,000
Line of Credit Facility, Expiration Period					1 year
Senior Unsecured Notes | Senior unsecured revolving credit facilities | Renewable Energy Group
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			$ (500,000,000)
Line of Credit Facility, Expiration Period			1 year
Senior Unsecured Notes | Senior unsecured bank credit facilities | Regulated Services Group
Debt Instrument [Line Items]
Par value																	$ 1,100,000,000
Senior Unsecured Notes | U.S. Dollar Senior Unsecured Notes (Green Equity Units)
Debt Instrument [Line Items]
Par value									$ 1,150,000,000
Proceeds from green equity units							$ 1,150,000,000
Weighted average coupon							1.18%		1.18%	1.18%
Senior Unsecured Notes | Canadian dollar Senior unsecured notes
Debt Instrument [Line Items]
Par value										$ 1,200,000,000				$ 200,000					$ 150,000
Weighted average coupon									3.68%	3.68%
Senior Unsecured Notes | Senior Unsecured Debentures Due February 2050
Debt Instrument [Line Items]
Par value																		$ 400,000
Interest rate (percent)																		2.85%
Senior Unsecured Notes | Short-Term Debt | Senior unsecured revolving credit facilities | Regulated Services Credit Facility
Debt Instrument [Line Items]
Par value					$ 500,000,000
Senior Debt | Canadian dollar Senior unsecured notes
Debt Instrument [Line Items]
Par value							$ 1,000
Revolving Credit Facility | Senior Unsecured Notes | Senior Unsecured Syndicated Revolving Credit Facility Maturing On July 12, 2024 | Bermuda Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity									$ (75,000,000)
Letter of Credit | Renewable Energy Group
Debt Instrument [Line Items]
Letters of credit issued			$ 250,000,000
Lines of credit	$ 350,000
Line of Credit | Senior Unsecured Notes | Senior unsecured revolving credit facilities | Regulated Services Credit Facility
Debt Instrument [Line Items]
Number of new credit facilities												2	2